Investment Securities (Details)	Dec. 31, 2021 CNY (¥)
Investments, Debt and Equity Securities [Abstract]
Partnership return amount	¥ 10,000,000
interest rate percentage	8.00%
Principle and interests term	3 years
Amortized cost	¥ 246,400,000
Financing Receivable Allowance For Credit Losses1	¥ 5,403,084